Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 765,379	$ 109,448	¥ 817,395
Total cash, cash equivalents and restricted cash	807,496		817,395
CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	195,377	195,377	280,888	$ 280,888
Restricted cash	37,176	37,176
UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	543,070	77,264	499,843	69,535
GBP
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,213	765	11,071	1,220
EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,437	539	13,120	1,743
Restricted cash	4,941	600
HKD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	213	235	1,922	2,076
JPY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	12,005	267,972	7,400	160,069
SGD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 3,064	$ 561	¥ 3,151	$ 592